Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,828	$ 1,710
Other comprehensive income (loss)
Unrealized foreign currency translation gains (losses), net of hedging activities and income tax recovery (expense) of $14 million and $(3) million, respectively	1,561	(402)
Other, net of income tax expense of $3 million and $4 million, respectively	9	6
Other comprehensive income (loss)	1,570	(396)
Comprehensive income	3,398	1,314
Comprehensive income attributable to:
Non-controlling interests	304	96
Preference equity shareholders (Note 18)	74	67
Common equity shareholders	3,020	1,151
Comprehensive income	$ 3,398	$ 1,314